Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2019
Material Income And Expense [Abstract]
Summary of Loss Before Tax Stated After Charging	Loss before tax is stated after charging:
	2019	2018	2017
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	377	230	164
Depreciation	341	141	30
IPO related expenses	—	—	1,794